DIVIDENDS PAID AND PROPOSED - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends Paid And Proposed
Dividends paid (in dollars per share)	$ 0	$ 0
Dividend declared to the non-controlling interest			$ 25